NOTES PAYABLE (Financing Agreement with Victory Park Management, LLC) (Details) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 27, 2017	Aug. 22, 2016	Feb. 16, 2016	Jan. 26, 2016	Oct. 26, 2015	Jul. 06, 2015	Oct. 30, 2014	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2018	Oct. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Exercise price of warrants												$ 5.00	$ 10.00	$ 7.50
Amortization of debt issue costs									$ 482,588		$ 918,254	$ 1,026,220	$ 1,082,829
Costs related to agreement													582,392
Repayments of note payable												$ 6,545,157	3,996,928
PIK interest expense accrued to principal
Common Class A [Member]
Debt Instrument [Line Items]
Exercise price of warrants															$ 1.40
Financing Agreement [Member] | Victory Park Management, LLC [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)		10.00%					10.00%									10.00%
Paid-in-kind interest rate (as a percent)		4.00%					4.00%
Exercise price of warrants							$ 5.00
Percentage of revenue used as base to calculate purchase price							50.00%
Amount used as base to calculate purchase price	$ 1,567,612						$ 1,500,000
Amortization of debt issue costs													2,101,377
Costs related to agreement							$ 3,178,011
Maturity date		Dec. 31, 2016	Oct. 30, 2017	Oct. 30, 2017	Oct. 30, 2017	Oct. 30, 2017
PIK interest expense accrued to principal	$ 67,612												$ 67,612
Financing Agreement [Member] | Victory Park Management, LLC [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Number of shares callable by warrant							580,000
Financing Agreement [Member] | Victory Park Management, LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Paid-in-kind interest rate (as a percent)							4.00%
Financing Agreement [Member] | Victory Park Management, LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Paid-in-kind interest rate (as a percent)							2.00%